Note 10 - Deposits - Scheduled Maturities of Certificates of Deposit (Details)	Dec. 31, 2016 USD ($)
2017	$ 256,886,186
2018	63,055,100
2019	22,738,969
2020	15,858,433
2021 and Thereafter	8,689,082
$ 367,227,770